SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 16,475	$ 21,882
Property and equipment, net	894	843
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,468	4,816
Property and equipment, net
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,948	3,114
Property and equipment, net
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30	1,279
Property and equipment, net
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,059	10,452
Property and equipment, net	147	169
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,401	1,514
Property and equipment, net	747	674
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	569	707
Property and equipment, net